Intangible Assets (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	December 31,	Restated June 30,
(in U.S. dollars)	2022	2022	2021

Goodwill	$11,975,024	$11,975,024	$11,975,024
Technology	198,686	290,388	473,791
Software	—	99,365	—
Total	$12,173,710	$12,364,777	$12,448,815

(in U.S. dollars)	Goodwill	Technology	Software	Total
Restated Balance at June 30, 2020	$11,975,024	$657,194	$—	$12,632,218
Additions	—	—	—	—
Amortization	—	(183,403)	—	(183,403)
Exchange differences	—	—	—	—
Restated Balance at June 30, 2021	$11,975,024	$473,791	$—	$12,448,815
Additions	—	—	99,365	99,365
Amortization	—	(183,403)	—	(183,403)
Exchange differences	—	—	—	—
Restated Balance at June 30, 2022	$11,975,024	$290,388	$99,365	$12,364,777
Additions	—	—	—	—
Amortization	—	(91,702)	—	(91,702)
Write-Off			(99,365)	(99,365)
Exchange differences	—	—	—	—
Balance at December 31, 2022	$11,975,024	$198,686	$—	$12,173,710